PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TANSACTIONS	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS	PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
The balances between the Group and related parties as of December 31, 2024 and 2023 are as follows:

	2024	2023
Related parties:
InterCement Brasil S.A.
Accounts payable	(171,275)	(307,294)
InterCement Trading e Inversiones S.A.
Other receivables	2,163,306	3,688,455
Accounts payable	(944,321)	(1,694,215)
Intercement Participações S.A.
Other receivables	2,600,140	4,283,857
Accounts payable	(2,269,292)	(4,644,204)
Total Group's balances per item with other related parties as of December 31, 2024 and 2023 are as follows:

	2024	2023
Other receivables	4,763,446	7,972,312
Accounts payable	(3,384,888)	(6,645,713)
The transactions between the Group and other related parties during the fiscal years ended December 31, 2024, 2023, and 2022 respectively, are detailed below. These transactions are made on terms equivalent to those that prevail in arm's length transactions:

	2024	2023	2022
Intercement Participações S.A. - services provided	125,689	324,078	518,820
Intercement Participações S.A. - services received	-	(5,957,091)	(9,391,627)
InterCement Trading e Inversiones Argentina S.A. - distribution of dividends	-	(87,342,025)	(89,447,790)
On May 2, 2023, the Board of Directors of the Company resolved to partially cancel the optional reserve for future dividends in the amount of 105,855,278 and distribute as dividends in kind through the delivery of LEDE National Treasury Bill in pesos at a discount maturing on June 6, 2023 (the “Letters”), for a total of 25,590,778,098 Letters (“Total Amount of Letters”), with a ratio of 43.858641084 Letters for each share of $0.10 outstanding face value of the Company. The dividend was made available as of May 5, 2023.

On June 23, 2023, the Company's Board of Directors resolved to partially cancel the optional reserve for future dividends in the amount of 61,656,058 and declare a dividend equivalent to $105.669 per outstanding share.
Additionally, the Company's Board of Directors, at its meetings held on April 14, July 1 and December 27, 2022, approved the distribution of dividends for a total amount of 55,268,424, 93,040,509 and 23,734,641, respectively, and announced as a general principle that shareholders would receive such dividends in Pesos and were guaranteed with the option to receive payment of their portion of dividends in the equivalent amount in United States Dollars by converting the original dividend in pesos at the exchange rate called "Reference Exchange Rate of the Central Bank of the Argentine Republic – Com. "A" 3500" prevailing at the close of the business day immediately prior to the day of dividend availability for distribution; and, in such case, grant shareholders the option of receiving such payment through Caja de Valores S.A. in their local bank account or in a bank account held abroad. Dividends were made available on April 26, 2022, July 12, 2022, and January 9, 2023, respectively.
The amount charged to income as fixed and variable remuneration for key management personnel of the Group was 3,608,264 and 4,728,226 during the fiscal years ended December 31, 2024 and 2023, respectively. Additionally, 767,896 and 1,518,260 have been accrued as long-term incentive program during the fiscal years ended December 31, 2024 and 2023, respectively. Finally, 65,624 and 17,473 American Depositary Receipts (“ADRs”) were distributed during the years ended December 31, 2024 and 2023, respectively, under the aforementioned incentive programs.
No expenditure has been recognized in this or prior fiscal years in respect of bad or doubtful accounts related to amounts owed by related parties.
Amounts outstanding with related parties as of December 31, 2024 are not guaranteed and will be settled in cash. No guarantees have been given or received regarding outstanding balances.